10. CAPITAL STOCK (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Stock Details
Symbid Coop - 100%	$ 28,794	$ 9,792
Gambitious Coop - 37%	0	20,224
Total net loss attributable to NCI	$ 28,794	$ 30,016